SHAREHOLDERS' EQUITY (Narrative) (Details)	0 Months Ended	12 Months Ended										12 Months Ended				1 Months Ended							0 Months Ended
	Sep. 12, 2013	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2010 USD ($)		Dec. 31, 2013 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2011 Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Service Providers [Member] USD ($)	Nov. 30, 2013 Restricted Stock [Member] USD ($)	Aug. 31, 2013 Restricted Stock [Member] USD ($)	Mar. 31, 2012 Share Purchase Agreement [Member] USD ($)	Sep. 30, 2011 Series B2 Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series B2 Preferred Stock [Member] ILS	Dec. 31, 2012 Series B2 Preferred Stock [Member] ILS	Sep. 30, 2011 Series B2 Preferred Stock [Member] ILS	Sep. 02, 2013 Ordinary shares [Member] ILS
Class of Stock [Line Items]
Issuance of ordinary shares in an initial public offering, net of issuance costs		$ 62,838,000																	$ 11,300,000
Preferred stock, par value per share																				0.01	0.01	0.01
Proceeds received for issuance of preferred stock																		5,650,000
Additional amount invested																		1,200,000
Purchase price per share																			$ 5.34
Total amount invested																		12,500,000
Percentage of Series B2 Preferred shares purchased by investors																		20.00%
Shares issued in bonus share distribution	67
Ordinary shares, shares authorized		100,000,000		3,399,618																			100,000,000
Increase in authorized share capital																							1,000,000
Ordinary shares, par value per share								0.01	0.01
Proceeds from exercise of warrants		1,340,000																1,300,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted		174,420		168,980		282,200						4,092,988
Ordinary shares, par value per share								0.01	0.01
Options remained available												466,684
Outstanding options		1,967,784		1,866,940		1,789,760				1,576,648					56,100
Vesting period												4 years
Vesting percentage												25.00%
Options, contractual term												10 years
Weighted average fair value of options granted												$ 2.02	$ 0.23	$ 0.33
Period over which compensation expense will be recognized												1 year 4 months 17 days					3 years 3 months
Unrecognized compensation cost related to stock options												180,000					1,338,000
Exercise price		$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]			$ 1.92	[1]				$ 1.73
Average remaining contractual life															3 years 9 months 18 days
Restricted shares, granted																9,520	156,060
Vesting milestones																	(i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined.
Restricted shares that will vest																	104,040
Restricted shares that will vest after meeting market cap milestone																	52,020
Share-based compensation expense		$ 1,109,000		$ 267,000		$ 343,000										$ 294,000	$ 377,000

[1]	In dollars per share.